Document and Entity Information	Aug. 18, 2022
Cover [Abstract]
Entity Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Amendment Flag	false
Entity Central Index Key	0000917520
Document Type	8-K
Document Period End Date	Aug. 18, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-26224
Entity Tax Identification Number	51-0317849
Entity Address, Address Line One	1100 Campus Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	275-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $.01 Per Share
Trading Symbol	IART
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false